Asset Retirement Obligation Disclosure (Tables)	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Change in Asset Retirement Obligation
The table below summarizes the changes in our asset retirement obligations (in thousands):

	Year Ended December 31,
	2014	2013
Asset retirement obligation – beginning of period	$3,172	$512
Obligation acquired	—	2,601
Accretion expense	239	59
Change in estimate	(831)	—
Asset retirement obligation – end of period	$2,580	$3,172